UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     July 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $535,067 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    20074   304988 SH       SOLE                   304988        0        0
AIR PRODS & CHEMS INC          COM              009158106    16139   168855 SH       SOLE                   168855        0        0
AMPHENOL CORP NEW              CL A             032095101    11202   207488 SH       SOLE                   207488        0        0
APACHE CORP                    COM              037411105    20136   163192 SH       SOLE                   163192        0        0
CHART INDS INC                 COM PAR $0.01    16115Q308    12273   227371 SH       SOLE                   227371        0        0
CME GROUP INC                  COM              12572Q105    16805    57632 SH       SOLE                    57632        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    13327   645679 SH       SOLE                   645679        0        0
CROWN CASTLE INTL CORP         COM              228227104    17328   424813 SH       SOLE                   424813        0        0
DENDREON CORP                  COM              24823Q107    10020   254047 SH       SOLE                   254047        0        0
DICKS SPORTING GOODS INC       COM              253393102    16573   431030 SH       SOLE                   431030        0        0
DIGITAL RLTY TR INC            COM              253868103    19855   321375 SH       SOLE                   321375        0        0
FEDEX CORP                     COM              31428X106    19826   209020 SH       SOLE                   209020        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    15254   288357 SH       SOLE                   288357        0        0
GOOGLE INC                     CL A             38259P508    12732    25144 SH       SOLE                    25144        0        0
HALLIBURTON CO                 COM              406216101    17595   344991 SH       SOLE                   344991        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    15999   679359 SH       SOLE                   679359        0        0
MCKESSON CORP                  COM              58155Q103    22788   272422 SH       SOLE                   272422        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    21417   317059 SH       SOLE                   317059        0        0
O REILLY AUTOMOTIVE INC NEW    COM              67103H107    23826   363704 SH       SOLE                   363704        0        0
PEABODY ENERGY CORP            COM              704549104    15852   269089 SH       SOLE                   269089        0        0
PRICELINE COM INC              COM NEW          741503403    18729    36585 SH       SOLE                    36585        0        0
PRUDENTIAL FINL INC            COM              744320102    21526   338515 SH       SOLE                   338515        0        0
RESMED INC                     COM              761152107    17714   572355 SH       SOLE                   572355        0        0
SANDISK CORP                   COM              80004C101    17271   416161 SH       SOLE                   416161        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    17238   352657 SH       SOLE                   352657        0        0
SPECTRA ENERGY CORP            COM              847560109    16177   590184 SH       SOLE                   590184        0        0
SUCCESSFACTORS INC             COM              864596101    15436   525029 SH       SOLE                   525029        0        0
UNION PAC CORP                 COM              907818108    15320   146745 SH       SOLE                   146745        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    20521   231852 SH       SOLE                   231852        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100    10352   199124 SH       SOLE                   199124        0        0
VMWARE INC                     CL A COM         928563402    25762   257031 SH       SOLE                   257031        0        0